Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of cash flows - EQRx, INC. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Aug. 25, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	$ 500,158	$ 489,682		$ 18,478
Restricted cash	633	633		844
Total cash and restricted cash	$ 500,791	$ 490,315	$ 112,789	$ 19,322